ACQUISITION OF 10062771 MANITOBA LTD (Details Narrative) - MANITOBA LTD - CAD ($)	Dec. 01, 2020	Jun. 30, 2023
Statement [Line Items]
Consideration for the Purchases Shares		$ 150,000
Percentage of issued and outstanding shares	51.00%
Loan payable		$ 150,000
Subscription Price	$ 150,000